Issued Share Capital (Details Narrative) $ / shares in Units, $ in Thousands		1 Months Ended					2 Months Ended	3 Months Ended																	12 Months Ended
		Aug. 31, 2018 $ / shares shares	Jul. 31, 2018 USD ($) shares	Nov. 30, 2017 shares $ / shares	May 31, 2017 $ / shares shares	Feb. 28, 2017 shares $ / shares	Aug. 31, 2017 $ / shares shares	Jun. 30, 2019 shares	Mar. 31, 2019 shares		Dec. 31, 2018 shares		Sep. 30, 2018 shares		Jun. 30, 2018 shares		Mar. 31, 2018 $ / shares shares		Dec. 31, 2017 shares		Sep. 30, 2017 shares	[1]	Jun. 30, 2017 shares	[1]	Mar. 31, 2019 shares $ / shares		Mar. 31, 2018 USD ($) shares $ / shares		Mar. 31, 2017 shares $ / shares	Mar. 31, 2016 shares $ / shares	Mar. 31, 2015 shares $ / shares	Jan. 31, 2019 shares
Disclosure of classes of share capital [line items]
Proceeds from issuance of shares | $																											$ 18,000
Number of shares issued																	1,225,323										1,225,323
Employee
Disclosure of classes of share capital [line items]
Number of share options granted																													197,820
Fair value market price, per share | $ / shares																													$ 14.68
Vesting period																													Vest over a period of two and half years with first tranche vesting on November 11, 2016.
Number of shares issued																	54,846										54,846
'A' Ordinary Shares
Disclosure of classes of share capital [line items]
Shares issued									1,892,518	[1]	1,659,767	[1]	3,773,385	[1]	2,747,645	[1]	2,757,743	[1]	1,681,520	[1]	288,291		12,000		10,073,315		4,739,554
Ordinary shares issued against repayment towards monthly installment of convertible notes																	2,624,668								4,411,359
Number of shares issued and fully paid	[1]								67,291,738								55,718,423								67,291,738		55,718,423		41,312,202
'A' Ordinary Shares | Ordinary Share Transactions
Disclosure of classes of share capital [line items]
Ordinary shares issued against repayment towards monthly installment of convertible notes								3,975,791
'A' Ordinary Shares | Reliance Industries Ltd
Disclosure of classes of share capital [line items]
Fair value market price, per share | $ / shares		$ 15.00
Shares issued		3,111,088
'A' Ordinary Shares | Consultants
Disclosure of classes of share capital [line items]
Fair value market price, per share | $ / shares																									$ 9.26		$ 14.3
Shares issued																									60,000
Number of shares issued																	25,000										25,000
'A' Ordinary Shares | Group CFO
Disclosure of classes of share capital [line items]
Number of share options granted																														300,000
Fair value market price, per share | $ / shares																														$ 21.34
Vesting period																														Vest annually in three tranches beginning June 9, 2016.
Number of shares issued																	200,000										200,000
Shares vested and issued																									100,000
'A' Ordinary Shares | Employee
Disclosure of classes of share capital [line items]
Number of share options granted				243,300		50,000																									116,730
Fair value market price, per share | $ / shares				$ 13.25		$ 12.50																					$ 12.2				$ 17.07
Vesting period				First vest immediately and remaining two tranches vest annually from the date of grant.		Vest over a period of three years.																									Vest annually in three equal tranches from the date of grant.
Shares issued																											148,895
Restricted shares issued																									340,562
Number of shares issued																	26,550										26,550
Shares issued as settlement compensation																											148,895
Shares issued as settlement compensation, fair value per share | $ / shares																	$ 12.2										$ 12.2
Shares exercised																									10,416		10,208
Shares vested and issued																											25,867
'A' Ordinary Shares | Founder Group
Disclosure of classes of share capital [line items]
Fair value market price, per share | $ / shares																											$ 11.60
Shares issued			544,588																								1,225,323
Proceeds from issuance of shares | $			$ 8,000																								$ 18,000
Number of shares issued																	1,421,520										1,421,520
'A' Ordinary Shares | Key Management Compensation
Disclosure of classes of share capital [line items]
Number of share options granted																											680,000		620,000
Fair value market price, per share | $ / shares																													$ 14.68
Vesting period																											Vest over a period of three years		Vest over a period of three years
Shares vested and issued																									220,000		100,000
'A' Ordinary Shares | Transfer of B Ordinary to A Ordinary Share
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid									1,500,000	[1]							9,666,667	[1]	9,666,667						1,500,000	[1]	9,666,667	[1]				1,500,000
'A' Ordinary Shares | Employment Exit Agreement
Disclosure of classes of share capital [line items]
Number of share options granted	[2]																								49,979
Fair value market price, per share | $ / shares					$ 10.80		$ 10.00
Shares issued					12,000		90,000
"B" Ordinary Shares
Disclosure of classes of share capital [line items]
Shares issued	[1]
"B" Ordinary Shares | Transfer of B Ordinary to A Ordinary Share
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid																			(9,666,667)													(1,500,000)

[1]	Each A ordinary shares is entitled to one vote on all matters and each B shares shares is entitled to ten votes.
[2]	26,979 share awards with Nil exercise price and 23,000 share awards with nominal exercise price.